Deferred tax (Details Narrative) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred Tax Details Narrative
Impairment of intangible assets	£ (1,500)	£ (11,413)
Credited to income on impairment and amortisation of intangibles		(5,509)
Deferred tax asset	2,600	3,670	£ 1,630
Uncertain deferred tax asset	£ 9,500	£ 8,100